Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Income Tax Expense
(a)	Income tax expense is comprised of the following:

	2017	2016

Current tax expense	$5,527,161	$5,310,454
Deferred tax expense (recovery):
Origination and reversal of temporary differences	(1,559,332)	(830,584)
Change in enacted tax rates and other	2,334,678	(224,720)
Total tax expense (recovery)	$6,302,507	$4,255,150

Summary of Reconciliation of Income Tax Computed at Statutory Tax Rates to Income Tax Expense

The reconciliation of income tax computed at statutory tax rates to income tax expense, using a 23% (2016 – 26%) statutory rate, is:

	2017	2016

Tax expense at statutory income tax rates	$4,593,244	$5,286,493
Permanent differences	557,406	159,800
Income attributable to non-controlling interest	(1,571,060)	(1,306,217)
Foreign income taxed at different rates	344,742	243,256
Impact of change in tax rates	2,585,691	-
Other	(207,516)	(128,182)
Total tax expense (recovery)	$6,302,507	$4,255,150

Summary of Deferred Tax Assets and Liabilities

The Company had the following deferred tax assets and liabilities resulting from temporary differences recognized for financial statement and income tax purposes.

	2017	2016

Deferred tax assets:
Property and equipment	$8,916	141
Intangible assets	4,291,655	-
Finance related costs	374,721	527,462
Reserves	-	74,105
Share transaction costs	196,508	273,332
Stock-based compensation	387,943	426,051
Deferred consideration	-	1,523,663
Earn-out obligation	499,052	5,128,162

Deferred tax liabilities:
Intangible assets	-	(1,006,371)
Deferred consideration	(44,255)	-
Reserves	(7,157)	-
Unrealized foreign exchange	-	(508,770)
Net deferred tax asset	$5,707,383	$6,437,775

Deferred tax assets by jurisdiction	2017	2016

Canada:
Deferred tax asset	$201,555	$405,108
Deferred tax liability	(99,254)	(506,954)
Net deferred tax asset (liability)	$102,301	$(101,846)

United States:
Deferred tax asset	$5,690,541	$7,559,797
Deferred tax liability	(85,459)	(1,020,176)
Net deferred tax asset (liability)	$5,605,082	$6,539,621